                       THE TURKISH INVESTMENT FUND, INC.

                 ---------------------------------------------

OFFICERS AND DIRECTORS

Barton M. Biggs              Frederick B. Whittemore
CHAIRMAN OF THE BOARD        DIRECTOR
OF DIRECTORS                 James W. Grisham
Warren J. Olsen              VICE PRESIDENT
PRESIDENT AND DIRECTOR       Harold J. Schaaff, Jr.
Peter J. Chase               VICE PRESIDENT
DIRECTOR                     Joseph P. Stadler
John W. Croghan              VICE PRESIDENT
DIRECTOR                     Valerie Y. Lewis
David B. Gill                SECRETARY
DIRECTOR                     James R. Rooney
Graham E. Jones              TREASURER
DIRECTOR                     Joanna M. Haigney
John A. Levin                ASSISTANT TREASURER
DIRECTOR
William G. Morton, Jr.
DIRECTOR

                 ---------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Morgan Stanley Asset Management Limited
25 Cabot Square
Canary Wharf
London EI4 4QA
England
            --------------------------------------------------------
ADMINISTRATOR
The United States Trust Company of New York
73 Tremont Street
Boston, Massachusetts 02108
            --------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The United States Trust Company of New York
770 Broadway
New York, New York 10003
            --------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Investors Bank and Trust Company
89 South Street
Boston, Massachusetts 02111
(800) 342-8756
            --------------------------------------------------------
LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, New York 10004
            --------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

            --------------------------------------------------------

             ------------------------------------------------------

                                      THE
                                    TURKISH
                                   INVESTMENT
                                   FUND, INC.

             ------------------------------------------------------

                              THIRD QUARTER REPORT
                                 JULY 31, 1995
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the third quarter ended July 31, 1995, the total return based on net asset value per share of The Turkish Investment Fund, Inc. increased by 13.13% compared to a 0.40% decrease in the U.S. dollar adjusted Morgan Stanley Capital International (MSCI) Turkey Index for the same period. Strength in some of the Fund's key cyclical weightings such as Marshall and Goodyear as well as a good quarter by Migros helped the Fund's performance this quarter.

Over the quarter the market has been volatile -- hitting a high of 53,000 and a low of 43,000. Continued positive sentiment on interest rates and liquidity boosted the market to its peak, from where it has recently retreated as investors become more concerned with the future direction of interest rates and inflation. The market's rally in 1995 has been driven by a decrease in inflation from 125% to 82% and a subsequent decrease in interest rates. The government has also been successful in extending the maturity of its domestic borrowing from the usual three month and shorter term to maturities as long as one year. Together with improving corporate performance and a pickup in the domestic economy, these factors drove the market to its peak of 53,000.

Nevertheless, halfway through 1995 there is some concern that the interest rate cycle is now set to reverse and move upwards. Inflation in July was higher than expected (84% year-on-year) and the government will have to rely significantly on both the domestic and foreign debt markets in the coming months. Recent improvements in the Turkish economy -- the current account is in a small surplus, half-yearly budget deficit targets are in line with IMF targets and Central Bank FX reserves at $14 billion are at an all-time high -- have recently allowed Turkey to access foreign debt markets for the first time since the financial crisis of early 1994.

Even so, with Public Sector Borrowing Requirement still in the 8% to 10% range, domestic borrowing will remain a necessity. Another factor which is likely to put upward pressure on rates is the strong resurgence within the domestic economy. While GDP growth for the first quarter was down by 0.2%, the next three quarters are likely to be very dynamic leading to expected year-end growth of 3.1%, a large swing from the negative growth of 5.5% in 1994. Industrial production for the year is up by 6% as iron and steel, glass, paper and ceramic industries have all been thriving of late. A strong Turkish lira has also resulted in a mini-import boom. With the recovery having been first set off by strong exports in the second half of 1994, and now being taken to the next level by the domestic economic revival, the only missing ingredient remains consumer spending -- the locomotive behind 1993's year of 7% growth. Already, we are seeing signs of improved appliance and car sales as consumers begin to regain confidence.

Another factor which will affect market confidence is politics. National elections are scheduled for the fall of 1996 but there have been numerous attempts of late by opposition parties to bring elections forward by a year. So far, Prime Minister Tansu Ciller has been able to keep her fragile coalition government intact but there have been some close calls as her left-of-center coalition partner, the CHP party, has vocally challenged the government on privatization -- about which it is ambivalent -- and constitutional reform -- about which the government is ambivalent. Nevertheless, the government was able to recently pass a preliminary bill with some democratic reforms which should appease the European Parliament which will be voting on 1996 customs union between the EU and Turkey this fall.

Nevertheless, until the market becomes more confident over the government's chances in the

1996 elections, the market is unlikely to move upwards -- despite the robust economy and strong corporate earnings. Accordingly, we have raised our cash position to 10% while increasing our position in stocks likely to benefit during an election year such as Netas, the provider of telecommunications equipment to the government telecommunications monopoly.

Sincerely,

         [SIGNATURE]
Warren J. Olsen
PRESIDENT

     [SIGNATURE]
Marianne L. Hay
SENIOR PORTFOLIO MANAGER

      [SIGNATURE]
Landon Thomas
PORTFOLIO MANAGER

August 18, 1995

INVESTMENTS (UNAUDITED)
---------

JULY 31, 1995

                                                      VALUE
                                        SHARES        (000)
---------------------------------------------------------
------------
TURKISH COMMON STOCKS (90.3%)
 (Unless otherwise noted)
-----------------------------------------------------------
-------------
APPLIANCES & HOUSEHOLD DURABLES (2.9%)
  Arcelik AS                         4,689,062  U.S.$ 1,480
                                                -----------
-----------------------------------------------------------
-------------
AUTOMOBILES (6.1%)
  Otosan Otomobil Sanayii AS         3,200,000        1,382
  Tofas Turk Otomobil Fabrikasi      7,476,000        1,697
                                                -----------
                                                      3,079
                                                -----------
-----------------------------------------------------------
-------------
BEVERAGES & TOBACCO (11.5%)
  Ege Biracilik Ve Malt Sanayii      3,000,000        3,190
  Guney Biracilik Ve Malt
   Sanayii                          10,083,040        2,568
                                                -----------
                                                      5,758
                                                -----------
-----------------------------------------------------------
-------------
BUILDING MATERIALS & COMPONENTS (15.5%)
  Izocam Ticaret Ve Sanayi AS        5,716,417        1,393
  Marshall Boya Ve Vernik
   Sanayii                          23,520,000        3,282
  Trakya Cam Sanayii AS              7,800,000          968
  Turk Demir Dokum Fabrikalari
   AS                                9,999,996        2,148
                                                -----------
                                                      7,791
                                                -----------
-----------------------------------------------------------
-------------
FINANCIAL SERVICES (3.6%)
  Global Securities Ltd.               342,800           45
  Global Securities Ltd. (New)       5,734,102          762
  Turkiye Garanti Bankasi AS         7,300,000        1,019
                                                -----------
                                                      1,826
                                                -----------
-----------------------------------------------------------
-------------
FOOD & HOUSEHOLD PRODUCTS (16.2%)
  Kerevitas Gida                       750,000        2,076
  Migros Turk TAS                    3,117,000        4,418
  Tat Konserve Sanayii AS            2,275,000        1,638
                                                -----------
                                                      8,132
                                                -----------
-----------------------------------------------------------
-------------
HEALTH & PERSONAL CARE (2.7%)
  Eczacibasi Ilac Sanayii Ve Ticaret AS
                                     4,491,750        1,343
                                                -----------
-----------------------------------------------------------
-------------
INDUSTRIAL COMPONENTS (4.3%)
  Goodyear Lastikleri TAS            4,250,000        2,165
                                                -----------
-----------------------------------------------------------
-------------
INSURANCE (3.2%)
  Anadolu Sigoria                    6,800,000        1,619
                                                -----------
-----------------------------------------------------------
-------------
METALS -- NON-FERROUS (5.6%)
  Eregli Demir Ve Celik Fabrikalari TAS
                                    17,700,000        2,823
  Rabak Elektrolitik Bakir Ve Mamulleri
                                     3,272,280           --
                                                -----------
                                                      2,823
                                                -----------
-----------------------------------------------------------
-------------
MULTI-INDUSTRY (6.9%)
  Alarko Holding AS                  2,320,000        2,055
  Usas Ucak Servisi AS                 260,000        1,411
                                                -----------
                                                      3,466
                                                -----------

-----------------------------------------------------------------
-------------

                                                             VALUE
                                             SHARES          (000)

-----------------------------------------------------------------
-------------
TELECOMMUNICATIONS (7.8%)
  Netas Telekomunik                       9,475,000  U.S.$   3,935
                                                     -------------
-----------------------------------------------------------------
-------------
TEXTILES & APPAREL (4.0%)
  Aksa Akrilik Kimya Sanayii AS           2,160,000          2,009
  Mensucat Santral TAS                    3,606,400             --
                                                     -------------
                                                             2,009
                                                     -------------
-----------------------------------------------------------------
-------------
TOTAL TURKISH COMMON STOCKS
  (Cost U.S. $35,684)                                       45,426
                                                     -------------
---------------------------------------------------------
------------
                                               FACE
                                             AMOUNT
                                              (000)
---------------------------------------------------------
------------
SHORT TERM INVESTMENTS (9.9%)
---------------------------------------------------------
------------
REPURCHASE AGREEMENTS (9.9%)
  Chase Manhattan Corp., 5.70%,
   dated 7/31/95, due 8/1/95, to be
   repurchased at U.S. $2,500,
   collateralized by U.S. $2,580
   United States Treasury Notes
   4.25%, due 5/15/96, valued at
   U.S. $2,551                       U.S.$    2,500          2,500

  U.S. Trust, 5.60%, dated 7/31/95,
   due 8/1/95, to be repurchased at
   U.S. $2,498, collateralized by
   U.S. $2,590 United States
   Treasury Bills, due 8/17/95,
   valued at U.S. $2,583                      2,498          2,498
                                                     -------------
-----------------------------------------------------------------
-------------
TOTAL SHORT TERM INVESTMENTS
  (Cost U.S. $4,998)                                         4,998
                                                     -------------
-----------------------------------------------------------------
-------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (2.4%)
  (Interest Bearing Demand Account)
  Turkish Lira (Cost U.S. $1,217)    TRL 54,847,561          1,215
                                                     -------------
-----------------------------------------------------------------
-------------
TOTAL INVESTMENTS (102.6%)
  (Cost U.S. $41,899)                                       51,639
                                                     -------------
-----------------------------------------------------------------
-------------
OTHER ASSETS AND LIABILITIES (-2.6%)
  Other Assets                                  266
  Liabilities                                (1,590)        (1,324)
                                     --------------  -------------
-----------------------------------------------------------------
-------------
NET ASSETS (100%)
  Applicable to 7,039,767 issued and
   outstanding U.S.$.01 par value shares
   (30,000,000 shares authorized)                    U.S.$  50,315
                                                      ------------
-----------------------------------------------------------------
-------------
NET ASSET VALUE PER SHARE                            U.S.$    7.15
                                                      ------------
-----------------------------------------------------------------
-------------

July 31, 1995 exchange rate -- Turkish Lira (TRL) 45,150=U.S. $1.00

                                       4